Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026, Operating Leases	$ 6,877
2026, Finance leases	9,742
2027, Operating Leases	6,877
2027, Finance leases
Total lease payments, Operating Leases	13,754
Total lease payments, Finance leases	9,742
Less: Imputed interest, Operating Leases	750
Less: Imputed interest, Finance leases
Present value of lease liabilities, Operating Leases	13,004	$ 19,932
Present value of lease liabilities, Finance leases	9,742	21,893
Less: Current lease liabilities, Operating Leases	6,373	6,382
Less: Current lease liabilities, Finance leases	9,742	21,893
Long-term lease liabilities, Operating Leases	6,631	$ 13,550
Long-term lease liabilities, Finance leases